Other gains, net (Tables)	12 Months Ended
Dec. 31, 2019
Other Income And Expenses [Abstract]
Tabular disclosure of gain related to nonoperating activities, classified as other

	For the years ended December 31,
	2017	2018	2019

Net exchange gain/(loss)	1,257	(857)	(410)
Forfeiture of advances from customers (Note (i))	432	1,088	1,369
Gain on bargain purchase	-	285	-
Government subsidy income	-	-	1,394
ADR reimbursement from depositary bank	-	-	224
Fair value gains on short-term investments	-	25	107
Others	152	146	308
Total	1,841	687	2,992

Note:

(i)	The forfeited advances from customers are recognized as other gains when the contractual obligation of the Company to provide the agreed services no longer existed legally due to passage of time.